UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2024
Alpha Dog ETF

Item #1(a).  Reports to Stockholders.

SEMI-ANNUAL REPORT

For the Six Months Ended March 31, 2024 (unaudited)

ALPHA DOG ETF

Important Disclosure Statement

Must be preceded or accompanied by a current prospectus.

The Alpha Dog ETF’s (the “Fund”) prospectus and summary prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus or summary prospectus containing this and other important information, please call 844-745-5220. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Gea Sphere, LLC is the investment advisor of the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2024 and are subject to change at any time. For most recent information, please call 844-745-5220.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Portfolio Compositionas of March 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Consumer Discretionary	20.39%
Information Technology	19.75%
Financials	16.26%
Energy	15.11%
Communication Services	10.90%
Industrials	7.80%
Health Care	6.14%
Consumer Staples	1.96%
Money Market Fund	0.00%	(1)
	98.31%

(1)Less than 0.005%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments
 March 31, 2024 (unaudited)

		Shares	Value
98.31%	COMMON STOCKS

10.90%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A(A)	19,085	$2,880,499
	Meta Platforms, Inc.	5,217	2,533,271
	Netflix, Inc.(A)	2,074	1,259,602
			6,673,372

20.39%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	14,178	2,557,428
	Autozone, Inc.(A)	379	1,194,475
	Booking Holdings, Inc.	333	1,208,084
	Chipotle Mexican Grill, Inc.(A)	796	2,313,789
	Domino’s Pizza, Inc.	3,315	1,647,157
	O’Reilly Automotive, Inc.(A)	1,665	1,879,585
	Tesla, Inc.(A)	9,576	1,683,365
			12,483,883

1.96%	CONSUMER STAPLES
	Constellation Brands, Inc.	4,424	1,202,266

15.11%	ENERGY
	Cheniere Energy, Inc.	11,422	1,842,140
	Chevron Corp.	7,050	1,112,067
	Devon Energy Corp.	36,894	1,851,341
	Schlumberger Ltd. ADR	43,764	2,398,705
	Valero Energy Corp.	11,998	2,047,939
			9,252,192

16.26%	FINANCIALS
	Chubb Ltd. ADR	4,988	1,292,541
	Interactive Brokers Group, Inc.	18,629	2,081,046
	Kinsale Capital Group, Inc.	3,116	1,635,090
	Markel Corp.(A)	792	1,205,012
	Mastercard, Inc. Class A	3,795	1,827,558
	Unum Group	35,634	1,912,120
			9,953,367

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Schedule of Investments
- continued March 31, 2024 (unaudited)

		Shares	Value
6.14%	HEALTH CARE
	HCA Healthcare, Inc.	7,990	$2,664,905
	UnitedHealth Group, Inc.	2,207	1,091,803
			3,756,708

7.80%	INDUSTRIALS
	The Boeing Co.(A)	8,557	1,651,415
	Caterpillar, Inc.	3,665	1,342,966
	Old Dominion Freight	8,128	1,782,552
			4,776,933

19.75%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	3,664	1,848,854
	Apple, Inc.	12,515	2,146,072
	Broadcom, Inc.	1,424	1,887,384
	Microsoft Corp.	5,536	2,329,106
	Nvidia Corp.	3,041	2,747,726
	ServiceNow, Inc.(A)	1,486	1,132,926
			12,092,068

98.31%	TOTAL COMMON STOCKS
	(Cost: $48,493,717)		60,190,789

0.00%(B)	MONEY MARKET FUND
	Dreyfus Treasury Securities Cash Management 4.390% - Service Shares(C)	138	138
	(Cost: $138)

98.31%	TOTAL INVESTMENTS
	(Cost: $48,493,855)		60,190,927
1.69%	Other assets, net of liabilities		1,035,181
100.00%	NET ASSETS		$61,226,108

(A)Non-income producing

(B)Less than 0.005%

(C)Effective 7 day yield as of March 31,2024

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Statement of Assets and Liabilities March 31, 2024 (unaudited)

ASSETS
Investments at value (cost of $48,493,855) (Note 1)	$60,190,927
Cash	949,789
Receivable for securities sold	1,190,588
Dividends receivable	28,499
Other assets	136,447
TOTAL ASSETS	62,496,250

LIABILITIES
Payable for securities purchased	1,223,833
Accrued advisory fees	46,309
TOTAL LIABILITIES	1,270,142
NET ASSETS	$61,226,108

Net Assets Consist of:
Paid-in capital	$69,421,702
Distributable earnings (accumulated deficit)	(8,195,594)
Net Assets	$61,226,108

NET ASSET VALUE PER SHARE
Net Assets	$61,226,108
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,475,000
Net Asset Value and Offering Price Per Share	$24.74

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Statement of OperationsSix Months Ended March 31, 2024 (unaudited)

INVESTMENT INCOME
Dividend income	$328,742

EXPENSES
Advisory fees (Note 2)	254,172
Net investment income (loss)	74,570

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	8,214,283
Net change in unrealized appreciation (depreciation) of investments	5,725,818
Net realized and unrealized gain (loss)	13,940,101
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,014,671

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Statements of Changes in Net Assets

	Six months ended March 31, 2024 (unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets From

OPERATIONS
Net investment income (loss)	$74,570	$272,571
Net realized gain (loss) on investments and options written	8,214,283	(1,696,553)
Net change in unrealized appreciation (depreciation) of investments and options written	5,725,818	8,866,186
Increase (decrease) in net assets from operations	14,014,671	7,442,204

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(192,257)	(678,096)
Decrease in net assets from distributions	(192,257)	(678,096)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	—	1,901,283
Shares redeemed	(3,967,335)	(15,820,048)
Increase (decrease) in net assets from capital stock transactions	(3,967,335)	(13,918,765)

NET ASSETS
Increase (decrease) during period	9,855,079	(7,154,657)
Beginning of period	51,371,029	58,525,686
End of period	$61,226,108	$51,371,029

See Notes to Financial Statements

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended March 31, 2024 (unaudited)	Year ended September 30, 2023	October 14, 2021 (2) through September 30, 2022
Net asset value, beginning of period	$19.39	$17.09	$25.00
Investment activities
Net investment income (loss)(1)	0.03	0.10	0.18
Net realized and unrealized gain (loss) on investments	5.39	2.43	(8.07)
Total from investment activities	5.42	2.53	(7.89)
Distributions
Net investment income	(0.07)	(0.23)	(0.02)
Total distributions	(0.07)	(0.23)	(0.02)
Net asset value, end of period	$24.74	$19.39	$17.09

Total Return(3)	28.04%	14.90%	(31.60%)
Ratios/Supplemental Data
Ratios to average net assets (4)
Expenses	0.90%	0.90%	0.90%
Net investment income (loss)	0.26%	0.51%	0.86%
Portfolio turnover rate(5)	134.23%	365.92%	613.89%
Net assets, end of period (000’s)	$61,226	$51,371	$58,526

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements March 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Alpha Dog ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 14, 2021.

The Fund’s objective is to seek capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Gea Sphere, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund's NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stock	$60,190,789	$—	$—	$60,190,789
Money Market Fund	138	—	—	138
	$60,190,927	$—	$—	$60,190,927

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended March 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended March 31, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Alpha Dog ETF	10,000	$250	$247,400

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

Derivatives

The Fund seeks to reduce risk (beta) by using options, typically on a short-term basis, for hedging purposes. Based on the investment advisor’s technical analysis, the Fund may sell a covered call option and/or, at times, purchase put

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

option contracts on Fund holdings to hedge the Fund against short term market corrections; conversely, if the investment advisor’s technical analysis indicates a potential market upswing, the Fund may purchase a call option on one or more Fund holdings. Selling covered call options on Fund holdings is expected to be the options strategy typically most commonly applied. Call options give the buyer the right to buy an asset and the seller the obligation to sell the asset at a certain defined price. Put options give the buyer the right to sell an asset at a certain defined price. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. The primary objective of the Fund’s use of options is to protect against volatile market swings. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. As of March 31, 2024, the Fund did not hold any options contracts.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, distribution fees or expenses under the Fund’s 12b-1 plan (if any), taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the rate of 0.90%.

The Advisor has retained Tidal Investments, LLC (formerly known as Toroso Investments, LLC) (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.045% on the first $250 million in net assets; 0.040% on the next $250 million in net assets; 0.035% on the next $500 million in net assets and 0.030% on any net assets in excess of $1 billion.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees monthly.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended March 31, 2024 were as follows:

Purchases	Sales
$74,222,495	$74,939,546

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended March 31, 2024 were as follows:

Purchases	Sales	Realized Gain
$—	$3,866,749	$782,178

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.

The tax character of the distributions during the six months ended March 31, 2024 and during the year ended September 30, 2023 were as follows:

	Six months ended March 31, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$192,257	$678,096

As of March 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(33,127)
Other accumulated losses	(19,859,539)
Net unrealized appreciation (depreciation) on investments	11,697,072
$(8,195,594)

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

As of March 31, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$48,493,855	$12,420,673	$(723,601)	$11,697,072

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six months ended March 31, 2024	Year ended September 30, 2023
Shares sold	—	100,000
Shares redeemed	(175,000)	(875,000)
Net increase (decrease)	(175,000)	(775,000)

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Notes to Financial Statements - continued March 31, 2024 (unaudited)

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 844-745-5220 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 844-745-5220 or on the SEC’s website at https://www.sec.gov.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2023 and held for the six months ended March 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended 3/31/24*
Alpha Dog ETF	$1,000.00	$1,140.20	0.90%	$4.82
Hypothetical**	$1,000.00	$1,020.50	0.90%	$4.55

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

ALPHA DOG ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Gea Sphere, LLC
55 Mystery Farm Road
Cranston, Rhode Island, 02921

Investment Sub-Advisor:

Tidal Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

          1(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 7, 2024

* Print the name and title of each signing officer under his or her signature.